UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C.  20549"

FORM 13F

FORM 13F COVER PAGE


"Report for the Calendar Year or Quarter Ended:  December 31, 2003"

Check here if Amendment  [    ] ;  Amendment Number:
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

"Name:      Provident Investment Management, LLC"
Address:  1 Fountain Square
"                Chattanooga, TN  37402"

13F File Number:    28-6998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and " "that it is understood that all required items, statements," "schedules, lists and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Fussell
"Title:      Vice President, Investments"
Phone:   423-755-1916
"Signature, Place, and Date of Signing:"

"     David Fussell     Chattanooga, Tennessee     February 12, 2003"

Report Type  (Check only one.):

[ X ]       13F HOLDINGS REPORT.
[    ]       13F NOTICE.
[    ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			3

Form 13F Information Table Value Total:			"31,269 "

List of Other Included Managers:

No.          13F File Number          Name

FORM 13 F INFORMATION TABLE
				VALUE		SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS	CUSIP	(X$1000)		PRN AMT	PRN	CALL	DSCRET	MANAGERS	SOLE	SHARED	NONE

AMCOR LTD		PRIDES 7.25%	02341R401	10280 		160000 	SH		SOLE		160000
THERMO ELECTRON CORP		SDCV 3.250%11/0	883556AJ1	1485 		1500000 	PRN		SOLE		1500000
U S I HLDGS		COM	90333H101	19504 		1494590 	SH		SOLE		1494590